Net Loss per Share Attributable to Common Stockholders	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Net Loss per Share Attributable to Common Stockholders

14. Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the periods presented (in thousands, except per share data):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Net loss attributable to common stockholders	$(26,854)	$(26,758)	$(38,896)	$(18,236)	$(17,462)

Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	16,916,035	16,900,124	17,746,526	18,070,932	20,872,550

Net loss per share attributable to common stockholders, basic and diluted	$(1.59)	$(1.58)	$(2.19)	$(1.01)	$(0.84)

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti-dilutive:

	Year Ended December 31,				Six Months Ended June 30,
	2013	2014	2015		2015		2016
					(Unaudited)
Convertible preferred stock outstanding	42,482,490	42,482,490	54,508,441	(1)	53,106,011	(1)	—
Stock options issued and outstanding	8,616,443	13,141,311	16,883,837		14,404,793		16,918,789
Nonvested restricted stock units issued and outstanding	—	—	71,000		—		891,008
Common stock reserved for Twilio.org	—	—	888,022		—		780,397
Shares committed under 2016 ESPP	—	—	—		—		583,950
Unvested shares subject to repurchase	320,900	127,316	52,407		49,323		130,749

Total	51,419,833	55,751,117	72,403,707		67,560,127		19,304,893

(1)	Includes 687,885 shares as of December 31, 2015 and June 30, 2015 (unaudited) of Series T convertible preferred stock related to the Authy acquisition held in escrow.